Derivative Instruments And Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Schedule Of Notional Values And Fair Values Of Derivative Instruments

The following table provides the notional values and fair values of our derivative instruments as of December 31, 2016 and 2015 (in thousands):

	December 31, 2016
	Asset Derivatives
	Notional Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under Topic 815:
Cash flow interest rate contracts	$790,000	Other assets	$10,390

	December 31, 2016
	Liability Derivatives
	Notional Value	Balance Sheet Location	Fair Value
Cash flow interest rate contracts	$121,442	Accounts payable and accrued expenses	$1,823

December 31, 2015
Asset Derivatives
	Notional Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under Topic 815:
Cash flow interest rate contracts	$—	Other assets	$—

	December 31, 2015
	Liability Derivatives
	Notional Value	Balance Sheet Location	Fair Value
Cash flow interest rate contracts	$179,110	Accounts payable and accrued expenses	$3,591

Schedule Of Derivative Instruments In Consolidated Statements Of Operations

The following table shows the effect of our company’s derivative instruments in the consolidated statements of operations for the years ended December 31, 2016, 2015, and 2014 (in thousands):

	Year Ended December 31, 2016
	Gain/(Loss) Recognized in OCI (Effectiveness)	Location of Loss Reclassified From OCI Into Income	Loss Reclassified From OCI Into Income	Location of Loss Recognized in OCI (Ineffectiveness)	Loss Recognized Due to Ineffectiveness
Cash flow interest rate contracts	$6,383	Interest Expense	$5,444	Interest Expense	$30

	Year Ended December 31, 2015
	Gain/(Loss) Recognized in OCI (Effectiveness)	Location of Loss Reclassified From OCI Into Income	Loss Reclassified From OCI Into Income	Location of Loss Recognized in OCI (Ineffectiveness)	Loss Recognized Due to Ineffectiveness
Cash flow interest rate contracts	$(2,137)	Interest expense	$3,824	N/A	$—

	Year Ended December 31, 2014
	Gain/(Loss) Recognized in OCI (Effectiveness)	Location of Loss Reclassified From OCI Into Income	Loss Reclassified From OCI Into Income	Location of Loss Recognized in OCI (Ineffectiveness)	Loss Recognized Due to Ineffectiveness
Cash flow interest rate contracts	$(2,576)	Interest expense	$6,068	N/A	$—